INCOME TAXES	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 10 – income taxes

The Company was incorporated in the United States of America, is subject to U.S. tax and plans to file U.S. federal income tax returns. The Company conducts all of its businesses through its subsidiaries and affiliated entities, principally in the PRC. No provision for US federal income tax was made for the years ended June 30, 2018 and 2017 as the US entity incurred losses.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. Additionally, the Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. However, this one-time transition tax has no effect on the Company’s income tax expense as the Company has no undistributed foreign earnings prior to June 30, 2018, as the Company has cumulative foreign losses as of June 30, 2018.

The Company’s offshore subsidiary, Shuhai Skill (HK), did not earn any income that was derived in Hong Kong for the years ended June 30, 2018 and 2017, and therefore did not incur any Hong Kong Profits tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%.

The Company has net operating losses (“NOL”) of approximately $1,604,000 and $1,193,000 during years ended June 30, 2018 and 2017 respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized. In recognition of this risk, the Company has provided a 100% valuation allowance as of June 30, 2018 and 2017 and no deferred tax asset benefit has been recorded.

The reconciliation of income tax expense (benefit) at the PRC statutory rate of 21% to the Company’s effective tax is as follows:

	Year Ended June 30,
	2018	2017

PRC Statutory rate	$(401,036)	$(298,305)
Change in valuation allowance	401,036	298,305
Effective tax	$—	$—

The provisions for income taxes are summarized as follows:

	Year ended June 30, 2018	Year ended June 30, 2017
Current	$—	$—
Deferred	401,036	298,305
Change in valuation allowance	(401,036)	(298,305)
Total	$—	$—

The valuation allowance increased by $401,036 and $298,305 for the years ended June 30, 2018 and 2017, respectively.

The Company’s net deferred tax asset as of June 30, 2018 and June 30, 2017 is as follows:

	June 30, 2018	June 30, 2017
Deferred tax asset	$986,095	$585,059
Valuation allowance	(986,095)	(585,059)
Net deferred tax asset	$—	$—

For United States Income tax reporting purposes, the six months ended June 30, 2015 and the years ending June 30, 2017 and 2016 remain open and subject to audit.

As of June 30, 2018, the tax years ended June 30, 2015 through June 30, 2017 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities. As of June 30, 2018, the tax years ended June 30, 2015 through June 30, 2017 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.